Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Revenue		$ 13,723,478	$ 8,384,790
Cost of revenue		12,275,928	6,726,294
Gross Profit		1,447,550	1,658,496
Operating expenses:
General and administrative expenses		658,292	505,105
Total operating expenses		658,292	505,105
Income from operations		789,258	1,153,391
Other expense, net:
Interest income		11,299	29,323
Interest expense		(550)	(1,612)
Other expense		(239,574)	(142,178)
Total other expense, net		(228,825)	(114,467)
Income before income taxes		560,433	1,038,924
Income taxes provision		110,177	140,129
Net income attributable to Globavend Holdings Limited		450,256	898,795
Comprehensive income		$ 450,256	$ 898,795
Earnings per share - Basic (in Dollars per share)		$ 6.01	$ 12.57
Earnings per share - Diluted (in Dollars per share)		$ 6.01	$ 12.57
Weighted Average Basic Number of Ordinary Shares Outstanding (in Shares)	[1]	74,895	71,486
Weighted Average Diluted Number of Ordinary Shares Outstanding (in Shares)	[1]	74,895	71,486
Revenue – third parties
Revenue		$ 13,723,478	$ 8,384,790
Cost of revenue - third parties
Cost of revenue		4,550,026	4,007,266
Cost of revenue – related party
Cost of revenue		$ 7,725,902	$ 2,719,028

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025